UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-8416
                                   ---------------------------------------------


                            Touchstone Tax Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


        Jill T. McGruder, 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (513) 362-8000
                                                   -----------------------------

Date of fiscal year end:   06/30
                        --------------------

Date of reporting period:  03/31/05
                         -------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

Touchstone Tax-Free Trust
California Tax-Free Money Market Fund
Portfolio of Investments
March 31, 2005 (Unaudited)

====================================================================================================================================
  Principal                                                                           Coupon              Maturity         Market
   Amount      Fixed Rate Revenue & General Obligation Bonds - 10.4%                   Rate                 Date           Value
------------------------------------------------------------------------------------------------------------------------------------
$   250,000    San Diego Co CA Wtr Auth Rev COP ...................................    5.500              05/01/05     $    250,723
    100,000    San Francisco CA City & Co Arpts ...................................    4.000              05/01/05          100,206
    155,000    East Bay CA Muni Util Dist Wtr Sys Rev .............................    5.000              06/01/05          155,800
    215,000    San Francisco CA Bay Area Rapid Trans Dist Sales Tax Rev
               Prerefunded @ 101 ..................................................    5.500              07/01/05          219,014
                                                                                                                       ------------
               Total Fixed Rate Revenue & General Obligation Bonds ................                                    $    725,743
                                                                                                                       ============

------------------------------------------------------------------------------------------------------------------------------------
  Principal                                                                           Coupon              Maturity         Market
   Amount      Floating & Variable Demand Notes - 88.7%                                Rate                 Date           Value
------------------------------------------------------------------------------------------------------------------------------------
$   300,000    CA HFA MFH Rev .....................................................    2.280              04/01/05     $    300,000
    200,000    CA St Dept Wtr Res Pwr Supply Rev Ser B-1 ..........................    2.280              04/01/05          200,000
    300,000    CA St Dept Wtr Res Pwr Supply Rev Ser B-2 ..........................    2.300              04/01/05          300,000
    300,000    CA St Dept Wtr Res Pwr Supply Rev Ser B-3 ..........................    2.250              04/01/05          300,000
    300,000    CA St Dept Wtr Res Pwr Supply Rev Ser B-4 ..........................    2.280              04/01/05          300,000
    300,000    CA St Econ Recov Ser C-3 ...........................................    2.200              04/01/05          300,000
    300,000    CA St Kindergarten Univ UTGO .......................................    2.300              04/01/05          300,000
    300,000    CA St UTGO .........................................................    2.280              04/01/05          300,000
    300,000    CA St UTGO Ser A-1 .................................................    2.300              04/01/05          300,000
    100,000    Los Angeles CA Regl Arpts Impt Corp Lease Rev ......................    2.330              04/01/05          100,000
    200,000    Los Angeles CA Wtr & Pwr Rev .......................................    2.280              04/01/05          200,000
    300,000    ABN AMRO MuniTops Ctfs Tr 2004-12 (Chabot Cmnty College) ...........    2.310              04/05/05          300,000
    300,000    ABAG CA Fin Auth MFH (Vintage Chateau) Ser A .......................    2.380              04/06/05          300,000
    315,000    CA Ed Fac Auth (Mt St Marys College) ...............................    2.280              04/06/05          315,000
    300,000    CA PCR Fin Sld Wst Disp (Mission Trail Wst Sys A) ..................    2.410              04/06/05          300,000
    300,000    Long Beach CA Bldg Fin Lease (Long Beach Museum of Art) ............    2.270              04/06/05          300,000
    300,000    San Francisco CA Redv Agy (Bayside Village) Ser B ..................    2.280              04/06/05          300,000
    240,000    CA Infra EDB IDR (Metrotile Mfg) ...................................    2.560              04/07/05          240,000
    100,000    CA Statewide CDA IDR (American Modular Sys) ........................    2.400              04/07/05          100,000
    300,000    El Monte CA COP Cmnty Impt Ser A ...................................    2.250              04/07/05          300,000
    300,000    Hanford CA Swr Rev .................................................    2.330              04/07/05          300,000
    300,000    Oakland CA Liq Fac Rev Assoc (Bay Area Govt) .......................    2.300              04/07/05          300,000
    240,000    San Jacinto CA USD COP .............................................    2.230              04/07/05          240,000
                                                                                                                       ------------
               Total Floating & Variable Demand Notes .............................                                    $  6,195,000
                                                                                                                       ------------

               Total Investment Securities - 99.1%
               (Amortized Cost $6,920,743) ........................................                                    $  6,920,743

               Other Assets in Excess of Liabilities - 0.9% .......................                                          62,582
                                                                                                                       ------------

               Net Assets - 100.0% ................................................                                    $  6,983,325
                                                                                                                       ============

See accompanying Notes to Portfolios of Investments.

Touchstone Tax-Free Trust
Florida Tax-Free Money Market Fund
Portfolio of Investments
March 31, 2005 (Unaudited)

====================================================================================================================================
  Principal                                                                           Coupon              Maturity         Market
   Amount      Fixed Rate Revenue & General Obligation Bonds - 12.0%                   Rate                 Date           Value
------------------------------------------------------------------------------------------------------------------------------------
$   900,000    Ctr Grove IN Bldg Corp Rev BANS ....................................    2.000              04/01/05     $    900,001
    625,000    St Lucie Co FL Pub Impt Rev ........................................    2.000              04/01/05          625,000
    100,000    FL St Brd Cap Outlay UTGO Defeased 6/1/05 @ 101 ....................    5.125              06/01/05          101,473
    250,000    FL St Brd Cap Outlay UTGO Defeased 6/1/05 @ 101 ....................    5.500              06/01/05          253,838
    200,000    FL St Brd of Ed UTGO ...............................................    5.000              06/01/05          201,137
    200,000    Clay Co FL COP (Master Lease) ......................................    4.950              07/01/05          201,422
    300,000    Zionsville IN Cmnty Sch Bldg GO BANS ...............................    1.900              07/01/05          300,000
    200,000    Franklin OH GO BANS ................................................    2.250              07/21/05          200,149
    200,000    Gainesville FL Entlmnt Rev .........................................    3.500              08/01/05          200,936
    300,000    Rhodes IL SD #84.5 Ed Purp TAWS ....................................    3.125              10/24/05          301,756
    100,000    Alderwood WA Wtr Dist Rev ..........................................    4.000              12/01/05          100,987
                                                                                                                       ------------
               Total Fixed Rate Revenue & General Obligation Bonds ................                                    $  3,386,699
                                                                                                                       ------------

====================================================================================================================================
  Principal                                                                           Coupon              Maturity         Market
   Amount      Floating & Variable Demand Notes - 78.2%                                Rate                 Date           Value
------------------------------------------------------------------------------------------------------------------------------------
$   200,000    Broward Co FL Health Facs Rev (John Knox Village) ..................    2.380              04/01/05     $    200,000
    600,000    FL St Brd Ed Muni Sec Tr Rcpts Ser SGA 102 .........................    2.300              04/01/05          600,000
    800,000    Muni Sec Tr Ctfs 01-160 (Florida Brd of Ed) ........................    2.300              04/01/05          800,000
    300,000    Muni Sec Tr Ctfs Ser 01-161 (Florida Brd of Ed) ....................    2.300              04/01/05          300,000
    500,000    Sarasota Co FL Pub Hosp Brd Rev (Sarasota Mem Hosp) ................    2.330              04/01/05          500,000
  1,000,000    Orange Co FL HFA Rev (Sundown Assoc) ...............................    2.190              04/05/05        1,000,000
    250,000    Broward Co FL HFA MFH Rev (Jacaranda Village Apts) .................    2.290              04/06/05          250,000
    600,000    Broward Co FL HFA MFH Rev (Margate Investment) .....................    2.290              04/06/05          600,000
  1,115,000    Broward Co FL HFA MFH Rev (Reflections Apts) .......................    2.280              04/06/05        1,115,000
    900,000    Clay Co FL HFA MFH Rev (Bluff Hsg) Ser B ...........................    2.280              04/06/05          900,000
    575,000    Dade Co FL IDA IDR (Dolphins Stadium) Ser A ........................    2.260              04/06/05          575,000
    880,000    Dade Co FL IDA IDR (Dolphins Stadium) Ser D ........................    2.260              04/06/05          880,000
    865,000    FL HFA MFH Rev (Carlton Arms II) ...................................    2.210              04/06/05          865,000
    500,000    Lee Co FL IDR Ed Facs (Canterbury School) ..........................    2.290              04/06/05          500,000
    605,000    Marion Co FL HFA (Paddock Apts) ....................................    2.280              04/06/05          605,000
    810,000    Nassau Co FL PCR (Rayonier) ........................................    2.260              04/06/05          810,000
    500,000    Palm Beach Co FL Rev (Jewish Cmnty Campus) .........................    2.300              04/06/05          500,000
    400,000    Palm Beach Co FL Rev (Norton Gallery) ..............................    2.300              04/06/05          400,000
    700,000    Voluisa Co FL HFA MFH Rev (Anatole Apts) ...........................    2.280              04/06/05          700,000
    135,000    Dade Co FL IDA Rev (Spectrum Programs Inc) .........................    2.350              04/07/05          135,000
  1,375,000    Duval Co FL HFA MFH Rev (Glades Apts) ..............................    2.280              04/07/05        1,375,000
    950,000    Duval Co FL HFA MFH Rev (Sunbeam Road Apts) ........................    2.290              04/07/05          950,000
    800,000    FL Gulf Coast Univ Fin Corp Rev ....................................    2.270              04/07/05          800,000
    120,000    Gulf Breeze FL Loc Govt Loan Prog B ................................    2.280              04/07/05          120,000
    350,000    Gulf Breeze FL Muni Bond Fund Ser A ................................    2.290              04/07/05          350,000
    500,000    Highlands Co FL Health Facs Auth Rev (Adventist Health) ............    2.300              04/07/05          500,000
  1,000,000    Highlands Co FL Health Facs Auth Rev (Adventist Health) ............    2.300              04/07/05        1,000,000
    700,000    JEA FL Dist Energy Sys Rev .........................................    2.220              04/07/05          700,000
    800,000    Palm Beach Co FL Rev (Henry Morrison Flagler) ......................    2.330              04/07/05          800,000

Touchstone Tax-Free Trust
Florida Tax-Free Money Market Fund
(Continued)

====================================================================================================================================
  Principal    Floating & Variable Demand Notes - 78.2%                               Coupon              Maturity         Market
   Amount      (Continued)                                                             Rate                 Date           Value
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000    Palm Beach Co FL Rev (Morse Oblig Group) ...........................    2.310              04/07/05     $  1,000,000
    775,000    Pasco Co FL Sch Brd COP ............................................    2.280              04/07/05          775,000
    300,000    Seminole Co FL IDA (Florida Living Nursing Ctr) ....................    2.480              04/07/05          300,000
  1,000,000    Seminole Co FL IDA Rev (Master Academy) ............................    2.310              04/07/05        1,000,000
    200,000    Univ of North FL 1998 Parking Rev Bonds ............................    2.300              04/07/05          200,000
                                                                                                                       ------------
               Total Floating & Variable Demand Notes .............................                                    $ 22,105,000
                                                                                                                       ------------

------------------------------------------------------------------------------------------------------------------------------------
  Principal                                                                           Coupon              Maturity         Market
   Amount      Adjustable Rate Put Bonds - 7.8%                                        Rate                 Date           Value
------------------------------------------------------------------------------------------------------------------------------------
$   765,000    Fort Thomas KY IDR (Carmel Manor) ..................................    1.750              04/01/05     $    765,000
  1,000,000    Putnam Co FL Dev Auth PCR (Seminole Elec Coop) .....................    2.050              06/15/05        1,000,000
    450,000    Corpus Christi TX IDC EDR (Texas Air Invt) .........................    2.400              08/01/05          450,000

                                                                                                                       ------------
               Total Adjustable Rate Put Bonds ....................................                                    $  2,215,000
                                                                                                                       ------------

               Total Investment Securities - 98.0%
               (Amortized Cost $27,706,699) .......................................                                    $ 27,706,699

               Other Assets in Excess of Liabilities - 2.0% .......................                                         563,454
                                                                                                                       ------------

               Net Assets - 100.0% ................................................                                    $ 28,270,153
                                                                                                                       ============

See accompanying Notes to Portfolios of Investments.

Touchstone Tax-Free Trust
Ohio Insured Tax-Free Fund
Portfolio of Investments
March 31, 2005 (Unaudited)

====================================================================================================================================
  Principal                                                                           Coupon              Maturity         Market
   Amount      Fixed Rate Revenue & General Obligation Bonds - 93.5%                   Rate                 Date           Value
------------------------------------------------------------------------------------------------------------------------------------
$ 1,095,000    West Clermont OH LSD GO Prerefunded @ 102 ..........................    6.900              12/01/05     $  1,148,819
  1,000,000    Norwood OH TIF Rev (Cornerstore) ...................................    4.500              12/07/05          999,960
    530,000    Toledo OH GO .......................................................    6.000              12/01/06          557,555
    299,624    Columbus OH Special Assessment GO ..................................    5.050              04/15/08          314,884
    540,000    OH St Revitalization ...............................................    5.000              10/01/08          574,339
    400,000    West Clermont OH LSD GO ............................................    6.150              12/01/08          409,816
  1,000,000    OH St Bldg Auth-Hwy Safety Bldg ....................................    5.000              10/01/09        1,069,690
  1,000,000    OH St Bldg Auth Rev (Adult Correctional Bldg)
               Prerefunded @ 100 ..................................................    5.250              10/01/09        1,091,310
  1,035,000    Reading OH Rev (St Mary's Ed Institute) ............................    5.550              02/01/10        1,118,980
    325,000    Columbus OH LTGO ...................................................    4.750              06/15/10          344,942
    735,000    Cuyahoga Co OH Mtg Rev (West Tech Apts) ............................    5.100              09/20/10          764,687
    415,000    Dublin OH Var Purp Impt Ser A Prerefunded @ 100 ....................    6.000              12/01/10          469,552
    590,000    Hubbard OH EVSD UTGO ...............................................    5.400              12/01/10          634,061
  1,000,000    Summit Co OH GO Prerefunded @ 101 ..................................    6.000              12/01/10        1,139,690
    180,000    Cuyahoga Co OH Hosp Rev (Univ Hosp) Escrowed to Maturity ...........    9.000              06/01/11          211,610
  1,000,000    Lorain Co OH Hosp Rev (Catholic Health) ............................    5.625              10/01/11        1,090,710
    275,000    Akron OH GO ........................................................    6.000              11/01/11          309,306
    365,000    Bexley OH CSD GO ...................................................    7.125              12/01/11          440,318
  1,000,000    Hamilton Co OH Swr Sys Rev .........................................    5.500              12/01/11        1,111,550
  1,075,000    Franklin Co OH Hosp Impt (Childrens Hosp) ..........................    5.500              05/01/12        1,178,071
  1,000,000    Bowling Green St Univ OH General Rcpts Rev .........................    5.750              06/01/12        1,113,160
    275,000    OH St Pub Facs Mental Health Cap Facs ..............................    5.200              06/01/12          292,746
    515,000    South-Western OH CSD GO (Franklin & Pickway Co) ....................    5.000              12/01/12          557,807
  2,000,000    Miami Univ General Rcpts ...........................................    5.000              09/01/13        2,166,339
    400,000    Akron OH GO ........................................................    6.500              11/01/14          476,376
  1,000,000    Indian Hill OH EVSD GO .............................................    5.250              12/01/14        1,083,230
    530,000    Ottawa Co OH GO ....................................................    5.750              12/01/14          551,264
    660,000    West Chester Twp OH GO .............................................    5.500              12/01/14          732,013
    400,000    Warren OH Wtr Wrks Rev .............................................    5.500              11/01/15          444,320
  1,000,000    Buckeye Valley OH LSD GO ...........................................    6.850              12/01/15        1,184,070
  1,315,000    Loveland OH CSD GO .................................................    5.000              12/01/15        1,427,248
    660,000    Columbus-Polaris Hsg Corp Rev Prerefunded @ 100 ....................    7.400              01/01/16          786,449
    945,000    Chillicothe OH CSD GO ..............................................    5.000              12/01/16        1,016,168
    465,000    Cincinnati OH Police & Fireman's Disability GO .....................    5.750              12/01/16          514,304
    975,000    Hamilton Co OH Convention Facs Auth Rev (Second Lien) ..............    5.000              12/01/16        1,042,977
  1,260,000    Cleveland OH Arpt Sys Rev ..........................................    5.125              01/01/17        1,320,896
    750,000    Butler Co OH Trans Impt Dist .......................................    5.125              04/01/17          795,570
    415,000    Toledo OH Swr Sys Rev ..............................................    6.350              11/15/17          424,483
    335,000    Akron OH Wtr Wrks Rev ..............................................    5.250              12/01/17          361,730
  1,000,000    Springfield OH CSD GO ..............................................    5.000              12/01/17        1,062,790
    655,000    Twinsburg OH Park & Land GO ........................................    5.500              12/01/17          719,996
  1,000,000    Univ of Cincinnati OH General Rcpts Rev ............................    5.750              06/01/19        1,101,370
  1,000,000    Lucas Co OH Hsg Dev Corp (Northgate Apts) ..........................    5.950              07/01/19        1,010,320
  1,000,000    Lorain Co OH Hosp Rev (Catholic Health Partners) ...................    5.500              09/01/19        1,087,430
  1,000,000    Lucas Co OH Hosp Rev (Promedica Health Grp) ........................    5.625              11/15/19        1,090,380
    745,000    Crawford Co OH GO ..................................................    4.750              12/01/19          763,543

Touchstone Tax-Free Trust
Ohio Insured Tax-Free Fund
(Continued)

====================================================================================================================================
  Principal    Fixed Rate Revenue & General Obligation Bonds - 93.5%                  Coupon              Maturity         Market
   Amount      (Continued)                                                             Rate                 Date           Value
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000    Hamilton OH CSD GO .................................................    5.500              12/01/19     $  1,104,200
  1,085,000    West Clermont OH LSD GO ............................................    5.000              12/01/19        1,137,709
    500,000    Akron OH GO ........................................................    5.800              11/01/20          554,670
    210,000    Butler Co OH GO ....................................................    5.250              12/01/20          226,328
  1,000,000    Greene Co OH Swr Sys Rev ...........................................    5.625              12/01/20        1,120,530
  1,500,000    Nordonia Hills OH CSD GO ...........................................    5.375              12/01/20        1,626,689
  1,000,000    Pickerington OH LSD UTGO ...........................................    5.250              12/01/20        1,070,650
    850,000    West Chester Twp OH GO .............................................    5.000              12/01/20          888,684
  1,210,000    Cincinnati OH Tech College Rev .....................................    5.250              10/01/21        1,300,242
    525,000    Kings OH LSD GO ....................................................    6.050              12/01/21          592,069
    500,000    Lake OH LSD GO (Stark Co) ..........................................    5.750              12/01/21          551,400
  1,000,000    Monroe OH LSD Sch Impt GO ..........................................    5.000              12/01/21        1,042,590
  1,170,000    Upper Arlington OH CSD GO ..........................................    5.000              12/01/21        1,234,841
  1,185,000    Akron OH Impt GO ...................................................    5.000              12/01/22        1,238,313
    765,000    Fairfield Co OH GO .................................................    5.000              12/01/22          798,851
  1,200,000    Ross Twp OH LSD GO .................................................    5.000              12/01/22        1,253,988
    250,000    OH St Higher Ed Fac (Xavier Univ) ..................................    5.000              05/01/23          259,990
  1,050,000    Harrison OH Wst Wtr Sys Rev ........................................    5.250              11/01/23        1,123,710
  1,000,000    Akron OH Var Purp GO ...............................................    5.000              12/01/23        1,037,310
    450,000    Columbus OH TIF Rev (Polaris) ......................................    4.750              12/01/23          457,673
  1,350,000    Greater Cleveland OH Regl Trans Auth ...............................    5.000              12/01/23        1,414,220
  1,480,000    Lakewood OH CSD ....................................................    5.250              12/01/23        1,585,316
  1,000,000    Newark OH Var Purp GO ..............................................    4.750              12/01/23        1,017,720
  1,000,000    OH St Higher Ed Fac Rev (Univ Dayton) ..............................    5.000              12/01/23        1,043,570
  1,000,000    Toledo OH CSD GO ...................................................    5.000              12/01/23        1,042,060
  1,000,000    Hamilton Co OH Hosp Rev (Cincinnati Childrens Hosp) ................    5.000              05/15/24        1,035,510
    400,000    Springboro OH Swr Sys Rev ..........................................    5.000              06/01/24          417,308
  1,000,000    Cleveland OH Muni SD GO ............................................    5.250              12/01/24        1,063,490
  1,050,000    Delaware Co OH GO ..................................................    5.000              12/01/24        1,090,320
  1,000,000    Hamilton OH CSD GO .................................................    5.625              12/01/24        1,109,570
  1,000,000    Hilliard OH CSD GO .................................................    5.750              12/01/24        1,126,920
  1,000,000    Kings OH LSD GO ....................................................    5.650              12/01/24        1,095,600
  1,250,000    Fremont OH Var Purp GO .............................................    5.000              12/15/24        1,293,525
    810,000    Big Walnut OH LSD GO ...............................................    5.000              12/01/25          843,996
  1,750,000    Eaton OH CSD GO ....................................................    5.000              12/01/25        1,810,847
    300,000    Galion OH CSD UTGO .................................................    5.000              12/01/25          310,647
  1,500,000    Marysville OH EVSD GO ..............................................    5.000              12/01/25        1,547,099
  1,000,000    Plain OH LSD GO ....................................................    5.000              12/01/25        1,029,660
  1,000,000    Hilliard OH CSD GO .................................................    5.750              12/01/28        1,126,920
    905,000    Licking Heights OH LSD GO ..........................................    6.400              12/01/28        1,130,164
                                                                                                                       ------------
               Total Fixed Rate Revenue & General Obligation Bonds ................                                    $ 78,861,728
                                                                                                                       ------------

Touchstone Tax-Free Trust
Ohio Insured Tax-Free Fund
(Continued)

====================================================================================================================================
  Principal                                                                           Coupon              Maturity         Market
   Amount      Floating & Variable Demand Notes - 6.8%                                 Rate                 Date           Value
------------------------------------------------------------------------------------------------------------------------------------
$   700,000    Hamilton Co OH Hosp Fac Rev Adj (Health Alliance) Ser A ............    2.230              04/06/05     $    700,000
    900,000    Hamilton Co OH Hosp Rev (Health Alliance) Ser B ....................    2.280              04/06/05          900,000
  1,000,000    OH St Wtr Dev Auth Purewater .......................................    2.250              04/06/05        1,000,000
  1,100,000    Puerto Rico Elec Pwr Auth Tr Rcpts Ser SGA 43 ......................    2.230              04/06/05        1,100,000
  1,000,000    Scioto Co OH Hosp Rev (VHA Ctr) Ser B ..............................    2.280              04/06/05        1,000,000
  1,000,000    Scioto Co OH Hosp Rev (VHA Ctr) Ser E ..............................    2.280              04/06/05        1,000,000
                                                                                                                       ------------
               Total Floating & Variable Demand Notes .............................                                    $  5,700,000
                                                                                                                       ------------

               Total Investment Securities - 100.3%
               (Amortized Cost $80,455,968) .......................................                                    $ 84,561,728

               Liabilities in Excess of Other Assets - (0.3%) .....................                                        (238,273)
                                                                                                                       ------------

               Net Assets - 100.0% ................................................                                    $ 84,323,455
                                                                                                                       ============

See accompanying Notes to Portfolios of Investments.

Touchstone Tax-Free Trust
Ohio Tax-Free Money Market Fund
Portfolio of Investments
March 31, 2005 (Unaudited)

====================================================================================================================================
  Principal                                                                           Coupon              Maturity         Market
   Amount      Fixed Rate Revenue & General Obligation Bonds - 21.3%                   Rate                 Date           Value
------------------------------------------------------------------------------------------------------------------------------------
$   200,000    OH St Bldg Auth St Facs (Adult Corr Bldg A) ........................    5.000              04/01/05     $    200,000
  3,098,000    Maple Heights OH CSD LTGO BANS .....................................    1.500              04/29/05        3,098,022
    135,000    OH St Hwy Cap Impts UTGO ...........................................    4.750              05/01/05          135,366
    175,000    Wilmington OH Parkland Acq LTGO BANS ...............................    2.200              05/02/05          175,074
  3,810,000    Willard OH Var Purp Impt LTGO BANS .................................    1.900              05/18/05        3,811,211
  4,500,000    Loveland OH CSD UTGO TANS ..........................................    2.100              06/01/05        4,502,599
    250,000    OH St Wtr Dev Auth Rev .............................................    5.000              06/01/05          251,206
    783,800    London City OH LTGO BANS Ser 2004 ..................................    2.500              06/02/05          784,589
  2,800,000    Paulding Co OH Facs LTGO BANS ......................................    2.500              06/14/05        2,802,914
  1,200,000    Chillicothe OH Wtr Tower Impt UTGO BANS ............................    2.500              06/16/05        1,201,482
  1,000,000    Marietta OH UTGO BANS ..............................................    3.050              06/22/05        1,002,106
  2,300,000    AMP OH Elec Rev BANS (Newton Falls) ................................    2.050              06/30/05        2,300,000
  2,650,000    AMP OH Elec Rev BANS (Montpelier) ..................................    2.150              07/07/05        2,650,000
  2,000,000    Columbiana OH GO BANS ..............................................    2.500              07/07/05        2,001,307
  1,975,000    Warrensville Heights OH LTGO BANS ..................................    2.100              07/14/05        1,976,110
  1,000,000    Liberty Twp OH Parkland Acq LTGO BANS ..............................    2.260              08/11/05        1,001,284
  3,250,000    Hillsboro OH CSD Sch Impt UTGO BANS ................................    2.850              08/17/05        3,256,689
    800,000    Sugarcreek OH BANS .................................................    3.300              08/18/05          802,707
  6,740,000    AMP-OH Elec Rev BANS (Bryan) .......................................    1.700              08/19/05        6,740,001
    325,000    Hebron OH Swr Impt LTGO BANS .......................................    2.600              09/08/05          325,842
  3,648,500    Jackson Co OH Var Purp LTGO BANS ...................................    2.300              09/08/05        3,654,014
    318,000    Richland Co OH Energy LTGO BANS ....................................    2.500              09/28/05          318,849
    360,000    Wilmington OH Lowes Rd Const LTGO BANS .............................    2.100              09/30/05          360,530
  1,550,000    Harrison Twp OH Fire Station LTGO BANS .............................    2.100              10/20/05        1,551,261
    630,000    Licking Co OH (Jardin Manor Swr) LTGO BANS .........................    2.450              10/20/05          631,544
  2,000,000    Olmsted Falls OH Bldg Impt LTGO BANS ...............................    2.500              10/20/05        2,005,448
  2,075,000    AMP OH Elec Rev BANS (Pioneer Village) .............................    2.500              10/27/05        2,078,495
    100,000    OH St Pub Facs Cmnty Rev (Higher Ed Cap Facs)
               Prerefunded @ 100 ..................................................    5.000              11/01/05          101,613
    475,000    AMP OH Elec Rev BANS (Yellow Springs) ..............................    2.500              11/03/05          475,688
  4,360,000    Springboro OH Real Estate Acq Rev ..................................    3.000              11/03/05        4,372,637
    400,000    Butler Co OH Jnt Voc SD LTGO (Police Inst) .........................    1.650              12/01/05          397,404
  6,864,600    Deerfield Twp OH LTGO BANS .........................................    2.750              12/01/05        6,880,307
  2,060,000    AMP OH Elec Rev BANS (Edgerton) ....................................    2.750              12/08/05        2,062,766
  1,980,000    AMP OH Elec Rev BANS (Brewester Village) ...........................    2.750              1/102/06        1,983,026
  2,000,000    OH Univ Gen Rcpts BANS .............................................    3.000              01/19/06        2,011,794
  1,040,000    Willard OH GO BANS .................................................    3.000              01/25/06        1,043,743
  2,000,000    AMP OH Elec Rev BANS (Village of Lodi) .............................    3.250              03/16/06        2,011,166
                                                                                                                       ------------
               Total Fixed Rate Revenue & General Obligation Bonds ................                                    $ 70,958,794
                                                                                                                       ------------

Touchstone Tax-Free Trust
Ohio Tax-Free Money Market Fund
(Continued)

====================================================================================================================================
  Principal                                                                           Coupon              Maturity         Market
   Amount       Floating & Variable Demand Notes - 74.6%                               Rate                 Date           Value
------------------------------------------------------------------------------------------------------------------------------------
$ 2,600,000    Cuyahoga Co OH IDR (S&R Playhouse Rlty) ............................    1.950              04/01/05     $  2,600,000
  1,870,000    Miami Co OH Hosp Fac (Upper Valley Med Ctr) ........................    2.190              04/01/05        1,870,000
  1,000,000    Montgomery Co OH (Miami Valley Hosp) ...............................    2.300              04/01/05        1,000,000
  2,600,000    OH St Air Quality Rev PCR (Ohio Edison) ............................    2.300              04/01/05        2,600,000
  4,650,000    OH St Higher Ed Fac (Case Western) .................................    2.300              04/01/05        4,650,000
  3,600,000    Ohio St PCR (Sohio Air) ............................................    2.300              04/01/05        3,600,000
  7,550,000    Trumbull Co OH Healthcare (Shepard of Valley Lutheran Home) ........    2.330              04/01/05        7,550,000
  3,000,000    ABN AMRO MuniTOPS Ctfs Tr 1998-18 (Cleveland OH Wtrwk) .............    2.300              04/06/05        3,000,000
  2,400,000    ABN AMRO MuniTOPS Ctfs Tr 2001-03 (Westerville OH CSD) .............    2.320              04/06/05        2,400,000
    845,000    Centerville OH Healthcare (Bethany Luth Village) ...................    2.310              04/06/05          845,000
  3,000,000    Cleveland OH Arpt Sys Rev Tr Rcpts SGA 126 .........................    2.280              04/06/05        3,000,000
  1,755,000    Cuyahoga Co OH Ed Fac (Utd Cerebral Palsy Assn) ....................    2.350              04/06/05        1,755,000
    960,000    Erie Co OH IDR (Toft Dairy Inc) ....................................    2.350              04/06/05          960,000
    390,000    Greene Co OH Health Fac (Greene Oaks) ..............................    2.350              04/06/05          390,000
    460,000    Hamilton Co OH EDR (General Prostestant) ...........................    2.360              04/06/05          460,000
    765,000    Hamilton Co OH Health Fac (St Aloysius Orphanage) ..................    2.350              04/06/05          765,000
  1,375,000    Hamilton Co OH Hosp (Health Alliance) Ser F ........................    2.280              04/06/05        1,375,000
  2,300,000    Hamilton Co OH Hosp Fac Rev Adj (Health Alliance) Ser A ............    2.230              04/06/05        2,300,000
  5,285,000    Kent St Univ Gen Rcpts Rev .........................................    2.270              04/06/05        5,285,000
  3,900,000    Lake Co OH Hosp Facs (Lake Hosp) ...................................    2.360              04/06/05        3,900,000
  1,710,000    Lorain Co OH IDR (EMH Regl Med Ctr) ................................    2.350              04/06/05        1,710,000
  4,000,000    Middletown OH Dev (Bishop-Fenwick HS) ..............................    2.300              04/06/05        4,000,000
  1,070,000    Monroe OH IDR (CR/PL Inc) ..........................................    2.300              04/06/05        1,070,000
  2,000,000    Montgomery Co OH EDR (Dayton Art Inst) .............................    2.350              04/06/05        2,000,000
    805,000    OH St Infra Impt UTGO ..............................................    2.230              04/06/05          805,000
  1,000,000    OH Wtr Dev Auth PCR (Cleveland Elec) Ser B .........................    2.300              04/06/05        1,000,000
  2,050,000    OH Wtr Dev Auth Rev (Timken Company) ...............................    2.300              04/06/05        2,050,000
  2,610,000    OH St Wtr Dev Auth Purewater .......................................    2.250              04/06/05        2,610,000
    350,000    Orrville OH Hosp Fac (Orrville Hosp Fdtn) ..........................    2.360              04/06/05          350,000
  3,810,000    Puerto Rico Elec Pwr Auth Tr Rcpts Ser SGA 43 ......................    2.230              04/06/05        3,810,000
  2,300,000    Summit Co OH Civic Fac (YMCA) ......................................    2.350              04/06/05        2,300,000
  2,500,000    Akron Bath Copley OH Hosp (Summa Health) B .........................    2.290              04/07/05        2,500,000
    275,000    Akron Bath Copley OH Hosp (Visiting Nurse Svc) .....................    2.340              04/07/05          275,000
  1,300,000    Ashtabula Co OH Hosp (Ashtabula Co Med Ctr) ........................    2.310              04/07/05        1,300,000
  4,000,000    Athens Co OH Port Auth (Hsg OH Univ) ...............................    2.330              04/07/05        4,000,000
  1,505,000    Butler Co OH Hosp Facs (Berkeley Sq Ret) ...........................    2.330              04/07/05        1,505,000
  2,705,000    Cambridge OH Hosp Facs Rev (SE OH Regl Med) ........................    2.340              04/07/05        2,705,000
  1,500,000    Carroll Co OH Healthcare Fac (St Johns Villa) ......................    2.340              04/07/05        1,500,000
    115,000    Cochocton Co OH Hosp (Echoing Hills Village) .......................    2.400              04/07/05          115,000
  3,815,000    Coshocton Co OH Hosp Facs Rev (Mem Hosp) ...........................    2.300              04/07/05        3,815,000
  1,540,000    Cuyahoga Co OH Civic Facs (West Side Ecumenical) ...................    2.350              04/07/05        1,540,000
  4,900,000    Cuyahoga Co OH Health (Grdns Mcgregor Amasa Stone) .................    2.310              04/07/05        4,900,000
  3,145,000    Delaware Co OH Health Fac (Sarah Moore Home) .......................    2.430              04/07/05        3,145,000
  1,620,000    Franklin Co OH EDR (Columbus Montessori) ...........................    2.380              04/07/05        1,620,000
  2,120,000    Franklin Co OH EDR (Dominican Sisters) .............................    2.350              04/07/05        2,120,000
  3,000,000    Franklin Co OH Health Fac (Presbyterian) ...........................    2.320              04/07/05        3,000,000
  3,000,000    Franklin Co OH Health Fac (Friendship Village Dublin) ..............    2.300              04/07/05        3,000,000
  1,605,000    Franklin Co OH Health Fac (Heinzerling Fndtn) ......................    2.400              04/07/05        1,605,000

Touchstone Tax-Free Trust
Ohio Tax-Free Money Market Fund
(Continued)

====================================================================================================================================
  Principal                                                                           Coupon              Maturity         Market
   Amount      Floating & Variable Demand Notes - 74.6% (Continued)                    Rate                 Date           Value
------------------------------------------------------------------------------------------------------------------------------------
$   885,000    Franklin Co OH Health Fac (Lifeline Organ Procurement) .............    2.350              04/07/05     $    885,000
    920,000    Franklin Co OH IDR (OH Girl Scout Council) .........................    2.400              04/07/05          920,000
  1,800,000    Fulton Co OH IDR (Polycraft Inc) ...................................    2.560              04/07/05        1,800,000
  6,600,000    Geauga Co OH Health Fac (Heather Hill) .............................    2.300              04/07/05        6,600,000
  1,378,900    Hamilton Co OH EDR (Cinti Performing Arts) .........................    2.330              04/07/05        1,378,900
    300,000    Hamilton Co OH EDR (Contemporary Arts Ctr) .........................    2.330              04/07/05          300,000
  1,570,000    Hamilton Co OH EDR (Union Institute) ...............................    2.380              04/07/05        1,570,000
  1,350,000    Hamilton Co OH Hosp (Beechwood Home) ...............................    2.330              04/07/05        1,350,000
    600,000    Hamilton Co OH Hosp (Childrens Hosp Med Ctr) Ser 1997 ..............    2.290              04/07/05          600,000
  3,100,000    Hamilton Co OH Hosp (Childrens Hosp Med Ctr) Ser 2000 ..............    2.290              04/07/05        3,100,000
  5,900,000    Hamilton Co OH Hosp (Drake Ctr Inc) ................................    2.290              04/07/05        5,900,000
  2,000,000    Hamilton Co OH Hosp (Episcopal Retire Homes) Ser A .................    2.290              04/07/05        2,000,000
  5,920,000    Hamilton Co OH Sales Tax Fltr Ctfs Ser 356 .........................    2.310              04/07/05        5,920,000
 15,520,000    Hamilton OH Elec Sys Rev Ser A .....................................    2.280              04/07/05       15,520,000
    265,000    Hamilton OH Elec Sys Rev Ser B .....................................    2.280              04/07/05          265,000
  2,944,000    Hamilton OH MFH Afford Hsg (Knollwood Village) Ser A ...............    2.310              04/07/05        2,944,000
  1,931,000    Hamilton OH MFH Afford Hsg (Knollwood Village) Ser B ...............    2.310              04/07/05        1,931,000
  2,579,000    Hancock Co OH MFH (Crystal Glen Apts) Ser A ........................    2.310              04/07/05        2,579,000
  2,000,000    Jackson OH Hosp Facs Rev (Holzer Cons Health Sys) ..................    2.330              04/07/05        2,000,000
  4,220,000    Lima OH Hosp Fac (Lima Mem Hosp) ...................................    2.350              04/07/05        4,220,000
    400,000    Lucas Co OH Health Fac (Lutheran Homes) ............................    2.300              04/07/05          400,000
    100,000    Lucas Co OH Hosp Rev (Sunshine Childrens Home) .....................    2.440              04/07/05          100,000
     55,000    Lucas Co OH IDR (SA Associates) ....................................    2.410              04/07/05           55,000
    645,000    Mahoning Co OH IDR (OH Heart Inst) .................................    2.400              04/07/05          645,000
    585,000    Marion Co OH Hosp Pooled Lease Rev .................................    2.310              04/07/05          585,000
  1,140,000    Mason OH TIF Rev (Central Parke of Mason) ..........................    2.380              04/07/05        1,140,000
  1,800,000    Middleburg Hgts OH Hosp Rev (SW Gen Health) ........................    2.310              04/07/05        1,800,000
  1,160,000    Montgomery Co OH Health Facs (Cmnty Blood Ctr) .....................    2.400              04/07/05        1,160,000
  2,400,000    Montgomery Co OH Rev (St Vincent de Paul) ..........................    2.310              04/07/05        2,400,000
  1,375,000    OH St Higher Ed Fac (John Carroll) .................................    2.290              04/07/05        1,375,000
  3,000,000    OH St Higher Ed Fac (Mt St Joseph) .................................    2.310              04/07/05        3,000,000
  1,000,000    OH St Higher Ed Fac Pooled Fin (1997) ..............................    2.350              04/07/05        1,000,000
  3,000,000    OH St Higher Ed Fac Pooled Fin (1998) ..............................    2.350              04/07/05        3,000,000
    400,000    OH St Higher Ed Fac Pooled Fin (1999) ..............................    2.350              04/07/05          400,000
    200,000    OH St Higher Ed Rev (Malone College) ...............................    2.340              04/07/05          200,000
    400,000    OH St Univ Gen Rcpts Rev Ser 1997 A ................................    2.270              04/07/05          400,000
  1,405,000    Ottawa Co OH Hosp Facs Rev (Lutheran Home of Mercy) Ser 97 .........    2.390              04/07/05        1,405,000
  1,475,000    Ottawa Co OH Hosp Facs Rev (Lutheran Home of Mercy) Ser 99 .........    2.390              04/07/05        1,475,000
  3,850,000    Port Gtr Cincinnati Dev Auth (Cincinnati Zoo) ......................    2.220              04/07/05        3,850,000
  3,450,000    Puerto Rico Childrens Tr Fund Putter Ser 149 .......................    2.320              04/07/05        3,450,000
  1,950,000    Puerto Rico Cmnwlth Hwy & Trans Tr Rcpts Cl F Ser B ................    2.280              04/07/05        1,950,000
    900,000    Puerto Rico Cmnwlth Putter Ser 441 .................................    2.290              04/07/05          900,000
  1,700,000    Puerto Rico Pub Fin Corp Putters 363 ...............................    2.290              04/07/05        1,700,000
    300,000    Rickenbacker Port Auth OH (Rickenbacker Hldgs) .....................    2.400              04/07/05          300,000
  1,000,000    Seneca Co OH Hosp Fac (St Francis Home) ............................    2.310              04/07/05        1,000,000
  4,425,000    Sharonville OH IDR (Duke Rlty LP) ..................................    2.370              04/07/05        4,425,000
  1,430,000    Summit Co OH Health Fac (Evant Inc) ................................    2.390              04/07/05        1,430,000
     70,000    Summit Co OH IDR (Go-Jo Ind) .......................................    2.400              04/07/05           70,000

Touchstone Tax-Free Trust
Ohio Tax-Free Money Market Fund
(Continued)

====================================================================================================================================
  Principal                                                                           Coupon              Maturity         Market
   Amount      Floating & Variable Demand Notes - 74.6% (Continued)                    Rate                 Date           Value
------------------------------------------------------------------------------------------------------------------------------------
$ 3,300,000    Toledo OH City Svcs Special Assmnt .................................    2.280              04/07/05     $  3,300,000
  5,000,000    Toledo-Lucas Co OH Port Auth Rev ...................................    2.280              04/07/05        5,000,000
  3,995,000    Univ of Akron Gen Rcpts Fltr Ctfs Ser 165 ..........................    2.310              04/07/05        3,995,000
 10,000,000    Univ of Akron Gen Rcpts Ser 2004 ...................................    2.280              04/07/05       10,000,000
  1,600,000    Warren Co OH IDR (Liquid Container) ................................    2.310              04/07/05        1,600,000
  1,405,000    Westlake OH EDR (Oaks Dev Co) ......................................    2.390              04/07/05        1,405,000
  4,720,000    Woodlawn OH EDR (Goodwill Inds) ....................................    2.330              04/07/05        4,720,000
  5,700,000    Hamilton Co OH IDR (ADP) ...........................................    2.050              04/15/05        5,700,000
                                                                                                                       ------------
               Total Floating & Variable Demand Notes .............................                                    $247,772,900
                                                                                                                       ------------

------------------------------------------------------------------------------------------------------------------------------------
  Principal                                                                           Coupon              Maturity         Market
   Amount      Adjustable Rate Put Bonds - 2.5%                                        Rate                 Date           Value
------------------------------------------------------------------------------------------------------------------------------------
$ 3,395,000    Cuyahoga Co OH IDR (Halle Office Bldg) .............................    1.760              04/01/05     $  3,395,000
  1,000,000    Clermont Co OH EDR (John Q Hammons/Clermont Hills) .................    1.850              05/01/05        1,000,000
  2,570,000    Richland Co OH IDR (Mansfield Sq Ltd) ..............................    2.350              05/15/05        2,570,000
    575,000    Gallia Co OH IDR (Jackson Pike Assoc) ..............................    2.200              06/15/05          575,000
    935,000    Clermont Co OH EDR (Eastgate Partnership) ..........................    2.000              09/01/05          935,000
                                                                                                                       ------------
               Total Adjustable Rate Put Bonds ....................................                                    $  8,475,000
                                                                                                                       ------------

------------------------------------------------------------------------------------------------------------------------------------
  Principal                                                                           Coupon              Maturity         Market
   Amount      Commercial Paper - 1.5%                                                 Rate                 Date           Value
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000    Cuyahoga Co OH (Cleveland Clinic) ..................................    2.100              06/09/05     $  5,000,000
                                                                                                                       ------------

               Total Investment Securities - 99.9%
               (Amortized Cost $332,206,694) ......................................                                    $332,206,694

               Other Assets in Excess of Liabilities - 0.1% .......................                                         364,783
                                                                                                                       ------------

               Net Assets - 100.0% ................................................                                    $332,571,477
                                                                                                                       ============

See accompanying Notes to Portfolios of Investments.

Touchstone Tax-Free Trust
Tax-Free Money Market Fund
Portfolio of Investments
March 31, 2005 (Unaudited)

====================================================================================================================================
  Principal                                                                           Coupon              Maturity         Market
   Amount      Fixed Rate Revenue & General Obligation Bonds - 30.8%                   Rate                 Date           Value
------------------------------------------------------------------------------------------------------------------------------------
$   330,000    Blackhawk WI Tech College Dist UTGO ................................    3.250              04/01/05     $    330,000
  1,100,000    Center Grove IN Bldg Corp Rev BANS .................................    2.000              04/01/05        1,100,001
    125,000    Chicago IL MFH Rev (Hilliard Homes) ................................    3.150              04/20/05          125,058
    100,000    Hastings MI SD UTGO Prerefunded @ 101 ..............................    5.625              05/01/05          101,297
    735,000    Monroe OH Var Purp GO BANS .........................................    2.450              05/05/05          735,406
    175,000    Austin TX Util Sys Rev .............................................    5.500              05/15/05          175,662
    300,000    LA St UTGO Prerefunded @ 102 .......................................    5.750              05/15/05          307,267
    265,000    Mundfordville KY IDR (Louisville Bedding Co) .......................    1.800              06/01/05          265,000
    500,000    Spencerville OH Wtr Sys Impt BANS ..................................    2.450              06/01/05          500,205
    250,000    Univ of AZ Rev .....................................................    5.000              06/01/05          251,099
    425,000    Metro Pier & Expo Auth IL Rev ......................................    7.250              06/15/05          429,375
    350,000    AMP OH Elect Rev BANS (Grafton Village) ............................    2.250              06/16/05          350,000
  1,000,000    KY Area Dev Dist Fin Trust .........................................    2.750              06/30/05        1,000,001
    200,000    Brazoria Co TX Health Fac (Brazosport Hosp) ........................    4.000              07/01/05          201,146
    150,000    Detroit MI Wtr Supply Sys Second Lien Rev Prerefunded @ 101 ........    5.500              07/01/05          152,525
    200,000    NJ EDA Mkt Trans Fac Rev ...........................................    5.000              07/01/05          201,443
    850,000    Zionsville IN Cmnty Sch Bldg GO BANS ...............................    1.900              07/01/05          850,000
    200,000    Mt Vernon IN Hsg Bldg Corp Rev .....................................    4.250              07/10/05          201,176
    600,000    Butler Co PA UTGO ..................................................    6.000              07/15/05          606,394
    635,000    AMP OH Elect Sys Rev (Village of Carey) ............................    2.000              08/04/05          635,000
    225,000    Pataskala OH Bridge Impt LTGO BANS .................................    2.750              09/22/05          225,739
    130,000    Anchorage AK UTGO Prerefunded @ 100 ................................    5.250              10/01/05          131,842
    700,000    Rhodes IL SD #84.5 Edl Purp TAWS ...................................    3.125              10/24/05          704,098
    750,000    Norwood OH TIF Rev (Cornerstone) ...................................    4.500              12/07/05          750,000
    495,000    Rock Hill SC COP (Hospitality Fee Pledge) ..........................    3.000              01/01/06          497,106
                                                                                                                       ------------
               Total Fixed Rate Revenue & General Obligation Bonds ................                                    $ 10,826,840
                                                                                                                       ------------

------------------------------------------------------------------------------------------------------------------------------------
  Principal                                                                           Coupon              Maturity         Market
   Amount      Floating & Variable Demand Notes - 54.8%                                Rate                 Date           Value
------------------------------------------------------------------------------------------------------------------------------------
$ 1,035,000    Arvada CO Wtr Enter Rev ............................................    2.050              04/01/05     $  1,035,000
  1,400,000    Broward Co FL Health Facs Rev (John Knox Village) ..................    2.380              04/01/05        1,400,000
    500,000    California St Mun Secs Rcpts GO ....................................    2.300              04/01/05          500,000
  1,000,000    Tarrant Co TX Health Fac Dev Corp Rev (Cumberland Rest) ............    2.310              04/01/05        1,000,000
    650,000    Orange Co FL HFA Rev (Sundown Assoc) ...............................    2.190              04/05/05          650,000
    400,000    Bloomington IL Normal Arpt Auth ....................................    2.350              04/06/05          400,000
    260,000    CO Health Facs (Jefferson Hills Pr-Ser B) ..........................    2.400              04/06/05          260,000
  1,100,000    Scio Twp MI EDR (ADP Inc) ..........................................    2.580              04/06/05        1,100,000
    170,000    Boone Co KY IBR (Hennegan Co) ......................................    2.380              04/07/05          170,000
    180,000    Boulder CO Dev Rev (Humane Society) ................................    2.380              04/07/05          180,000
    100,000    Catawba Co NC Ind Fac (Lucky 7 Dev Grp) ............................    2.440              04/07/05          100,000
    675,000    Co HFA EDR (Casarosa & Denver Gasket Inc) ..........................    2.470              04/07/05          675,000
  1,000,000    Denton TX Indpt SD UTGO Ser 2005 ...................................    2.300              04/07/05        1,000,000
    545,000    Eden Prairie MN MFH Rev (Lake Place Apts) ..........................    2.380              04/07/05          545,000
    345,000    Eupora MS IDR (Plymouth Tube Co) ...................................    2.550              04/07/05          345,000
    295,000    Fargo ND CDR Ref (Kelly Inns Fargo) ................................    2.450              04/07/05          295,000

Touchstone Tax-Free Trust
Tax-Free Money Market Fund
(Continued)

====================================================================================================================================
  Principal                                                                           Coupon              Maturity         Market
   Amount      Floating & Variable Demand Notes - 54.8% (Continued)                    Rate                 Date           Value
------------------------------------------------------------------------------------------------------------------------------------
$    45,000    Greenwood IN EDR (Health Quest Rlty) ...............................    2.560              04/07/05     $     45,000
    130,000    Henderson NV Pub Impt Hsg (Pueblo Verde I) .........................    2.350              04/07/05          130,000
    500,000    IN St Ed Facs Auth (Univ Evansville) Ser B .........................    2.400              04/07/05          500,000
    882,000    Indianapolis IN EDR (Pedcor Invts Waterfront-B) ....................    2.600              04/07/05          882,000
    740,000    Indianapolis IN MFH Rev (Nora Commons) .............................    2.480              04/07/05          740,000
    280,000    Lake Co IL Cmnty SD #73 Putter Ser 329 .............................    2.350              04/07/05          280,000
    430,000    Lancaster NE IDR (Garner Inds) Ser B ...............................    2.430              04/07/05          430,000
  1,010,000    Mankato MN IDR (Sacco Family Ltd) ..................................    2.530              04/07/05        1,010,000
    240,000    Maricopa Co AZ IDA Hsg Rev (San Angelin Apts) ......................    2.600              04/07/05          240,000
    695,000    Oakland CA Liq Fac Rev Assoc (Bay Area Govt) .......................    2.300              04/07/05          695,000
     35,000    Ottawa Co OH Hosp Facs Rev (Luther Home of Mercy) ..................    2.390              04/07/05           35,000
  1,500,000    Rev Bd Ctfs Ser 04-13 (Centennial East Apts) .......................    2.730              04/07/05        1,500,000
  1,105,000    Salina KS Rev (Salina Cent Mall LP-Dillards) .......................    2.500              04/07/05        1,105,000
  1,180,000    St Louis MO Ld Clear Redev (Lammert Bldg) ..........................    2.450              04/07/05        1,180,000
    800,000    Storm Lake IA High Ed Facs Rev (Buena Vista) .......................    2.430              04/07/05          800,000
                                                                                                                       ------------
               Total Floating & Variable Demand Notes .............................                                    $ 19,227,000
                                                                                                                       ------------

------------------------------------------------------------------------------------------------------------------------------------
  Principal                                                                           Coupon              Maturity         Market
   Amount      Adjustable Rate Put Bonds - 14.1%                                       Rate                 Date           Value
------------------------------------------------------------------------------------------------------------------------------------
$   105,000    Cuyahoga Co OH IDR (Halle Office Bldg) .............................    1.760              04/01/05     $    105,000
    935,000    Ft Thomas KY Ind Bldg (Carmel Manor) ...............................    1.750              04/01/05          935,000
    295,000    Newport KY IBR (Sumerel Tire) ......................................    3.350              06/01/05          295,000
  1,000,000    Westmoreland Co PA IDA (White Cons Inds) ...........................    2.200              06/01/05        1,000,000
    445,000    Lex-Fayette Co KY IBR (Providence Montessori) ......................    2.750              07/01/05          445,000
  1,280,000    Corpus Cristi TX IDC EDR (Texas Air Invt) ..........................    2.400              08/01/05        1,279,802
    435,000    Summit Co OH IDR (SD Myers Inc) ....................................    2.800              08/15/05          435,000
     50,000    Portgage Co OH IDR (Neidlinger) ....................................    3.050              09/01/05           50,000
     50,000    Summit Co OH IDR (Keltec Inc) ......................................    3.050              09/01/05           50,000
    360,000    Summit Co OH IDR (Struktol Co America) .............................    3.050              09/01/05          360,000
                                                                                                                       ------------
               Total Adjustable Rate Put Bonds ....................................                                    $  4,954,802
                                                                                                                       ------------

               Total Investment Securities - 99.7%
               (Amortized Cost $35,008,642) .......................................                                    $ 35,008,642

               Other Assets in Excess of Liabilities - 0.3% .......................                                         100,174
                                                                                                                       ------------

               Net Assets - 100.0% ................................................                                    $ 35,108,816
                                                                                                                       ============

See accompanying Notes to Portfolios of Investments.

Touchstone Tax-Free Trust
Notes to Portfolios of Investments
March 31, 2005 (Unaudited)
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at March 31, 2005.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes
CDR - Community Development Revenue
COP - Certificates of Participation
CDA - Community Developement Authority
CSD - City School District
EDA - Economic Development Authority
EDB - Economic Development Bank
EDR - Economic Development Revenue
EVSD - Exempted Village School District
GO - General Obligation
HFA - Housing Finance Authority/Agency
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
LSD - Local School District
LT - Limited Tax
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
SD - School District
TANS - Tax Anticipation Notes
TAWS - Tax Anticipation Warrants
TIF - Tax Increment Financing
USD - Unified School District
UT - Unlimited Tax

Security valuation - California Tax-Free Money Market Fund, Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

Touchstone Tax-Free Trust
Notes to Portfolios of Investments
March 31, 2005 (Unaudited)
================================================================================

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

When-issued securities - The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

Portfolio Composition

As of March 31, 2005, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Market Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from California income tax. The Florida Tax-Free Money Market Fund was 89.0% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from the Florida intangible personal property tax. As of March 31, 2005, 12.4% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio and 10.4% in the State of Kentucky.

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of March 31, 2005, there were no concentrations of investments (10% or greater) in any one issuer.

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

As of March 31, 2005, 84.5% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Four private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 83.6% of its portfolio securities.

Touchstone Tax-Free Trust
Notes to Portfolios of Investments
March 31, 2005
(Unaudited)
================================================================================

The concentration of investments for each Fund as of March 31, 2005, classified by revenue source, was as follows:

-----------------------------------------------------------------------------------------------------------------
                                                California    Florida                      Ohio
                                                Tax-Free      Tax-Free      Ohio           Tax-Free     Tax-Free
                                                Money         Money         Insured        Money        Money
                                                Market        Market        Tax-Free       Market       Market
                                                Fund          Fund          Fund           Fund         Fund
-----------------------------------------------------------------------------------------------------------------
General Obligations ....................          8.7%          2.5%         55.7%          4.5%          6.2%
Revenue Bonds:
Industrial Development/Pollution Control          4.3%          5.2%           --           9.5%         20.4%
Hospital/Health Care ...................         11.6%          9.0%         12.2%         27.0%          7.7%
Utilities/Water & Sewer ................         23.7%          2.9%          8.4%         12.9%          6.7%
Education ..............................          8.9%         22.3%          8.3%          8.7%         12.4%
Housing/Mortgage .......................         14.4%         35.6%          3.0%          9.5%         10.2%
Economic Development ...................          7.8%          2.9%           --           5.9%          8.4%
Public Facilities ......................         14.8%          6.0%           --           4.3%          5.3%
Transportation .........................          1.5%           --           2.5%          1.5%          2.9%
Special Tax ............................          4.3%          1.3%           --           7.5%          2.1%
Miscellaneous ..........................           --          12.3%          9.9%          8.7%         17.7%
                                              -------------------------------------------------------------------
Total Investments ......................        100.0%        100.0%        100.0%        100.0%        100.0%
-----------------------------------------------------------------------------------------------------------------

Federal Tax Information

The federal tax cost for the California Tax-Free Money Market Fund, Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund is equal to the amortized cost in the portfolio of investments. The aggregate identified cost for federal income tax purposes for the Ohio Insured Tax-Free Fund is $80,455,968, resulting in gross unrealized appreciation and depreciation of $4,293,267 and $187,508, respectively, and net unrealized appreciation of $4,105,759.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Touchstone Tax Free Trust

By (Signature and Title)


/s/ Jill T. McGruder
---------------------------------------
Jill T. McGruder
President

Date:  May 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Jill T. McGruder
---------------------------------------
Jill T. McGruder
President

Date:  May 24, 2005


By (Signature and Title)


/s/ Terrie A. Wiedenheft
---------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  May 24, 2005